INVESTMENTS IN AFFILIATES (Restated) - Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity method investments:
Investments in affiliates	$ 541,565	$ 746,263	$ 766,024
Golar Partners
Equity method investments:
Investments in affiliates	536,090	739,744
Egyptian Company for Gas Services S.A.E
Equity method investments:
Investments in affiliates	5,475	5,942
Golar Wilhelmsen Management AS
Equity method investments:
Investments in affiliates	$ 0	$ 577